Annual Fund Operating Expenses - AST Bond Portfolio 2032 - No Share Class	Apr. 26, 2021	[1]
Operating Expenses:
Management Fees	0.47%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Other Expenses	0.08%	[2]
= Total Annual Portfolio Operating Expenses	0.80%

[1]	The Portfolio commenced operations on or about January 4, 2021.
[2]	Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimates are based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal year ending December 31, 2021.